Offerings - Offering: 1	Jul. 30, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 480,901,049
Carry Forward Form Type	S-3
Carry Forward File Number	333-266403
Carry Forward Initial Effective Date	Jul. 29, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 52,828.44
Offering Note
(1)
This prospectus supplement relates to $480,901,049 unsold aggregate offering price of shares of class A common stock (the “Unsold Shares”) that were previously covered by the registrant’s then-active registration statement on Form
S-3,
filed with the Securities and Exchange Commission on July 29, 2022 (File
No. 333-266403)
(the “Prior Registration Statement”), pursuant to a prospectus supplement thereunder filed on July 29, 2022 (the “Prior Prospectus Supplement”). The prospectus supplement filed hereby supersedes and replaces the Prior Prospectus Supplement.

(2)
Payment of the registration fee in connection with the Unsold Shares was made at the time of filing of the Prior Prospectus Supplement. In accordance with Rule 415(a)(6) under the Securities Act of 1933, as amended, the Unsold Shares were previously registered on the Prior Registration Statement. In connection with the prior registration of the Unsold Shares, Blackstone Mortgage Trust, Inc. paid a registration
fee of $52,828.44 with respect to the Unsold Shares, which will continue to be applied to such Unsold Shares. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the current registration statement on Form
S-3
filed with the Securities and Exchange Commission on July 30, 2025 (File No. 333-289091).